Leases - Schedule of Carrying Amounts of Right-of-Use Assets Reconcile (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Balance at beginning of period	€ 940	€ 824
Depreciation charge for the year	(609)	(577)
Additions to right-of-use assets	641	693
Balance at end of period	972	940
Buildings
Leases
Balance at beginning of period	923	815
Depreciation charge for the year	(595)	(568)
Additions to right-of-use assets	614	676
Balance at end of period	942	923
Car
Leases
Balance at beginning of period	2	9
Depreciation charge for the year	(8)	(7)
Additions to right-of-use assets	27	0
Balance at end of period	21	2
Office and IT equipment
Leases
Balance at beginning of period	15	0
Depreciation charge for the year	(6)	(2)
Additions to right-of-use assets	0	17
Balance at end of period	€ 9	€ 15